Form N-CSR Cover	12 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	X-SQUARE SERIES TRUST
Entity Central Index Key	0001901443
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024